RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,448,128		$ 2,450,128
Total interest expenses	93,806	$ 70,430
Lawrence Yau Lung Ho and his controlled entity [Member]
Related Party Transaction [Line Items]
Total interest expenses	2,475	2,475
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	60,000		60,000
Independent Director [Member]
Related Party Transaction [Line Items]
Total interest expenses	21	$ 7
Independent Director [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 400		$ 400